Segment Reporting - Schedule of Segment Reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment reporting
Total revenues	¥ 2,525,897	$ 361,198	¥ 3,046,871	¥ 3,702,387
Cost of revenues (Note)
Total cost of revenues	(2,513,524)	(359,429)	(2,973,158)	(3,535,778)
Gross profit	12,373	1,769	73,713	166,609
Operating expenses:
General and administrative	(187,775)	(26,851)	(148,627)	(184,336)
Research and development	(7,114)	(1,017)	(10,690)	(12,378)
Gain on disposal of assets	4,441	635	75,220	22,317
Operating loss	(178,075)	(25,464)	(10,384)	(7,788)
Interest income	193	28	385	1,047
Interest expense	(4,196)	(600)	(4,105)	(4,882)
Other income/(expense), net	(230)	(33)	(2,627)	16,704
Income/(loss) before income tax	(182,308)	(26,069)	(16,731)	5,081
On-demand delivery solution services [Member]
Segment reporting
Total revenues	2,334,185	333,784	2,828,483	3,412,802
Cost of revenues (Note)
Total cost of revenues	(2,353,152)	(336,496)	(2,775,575)	(3,268,933)
Others [Member]
Segment reporting
Total revenues	191,712	27,414	218,388	289,585
Cost of revenues (Note)
Total cost of revenues	¥ (160,372)	$ (22,933)	¥ (197,583)	¥ (266,845)